Selected cash flow information	12 Months Ended
Mar. 29, 2026
Cash Flow Information [Abstract]
Selected cash flow information	Selected cash flow information
Changes in non-cash operating items

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
		Reclassified
	$	$	$
Trade receivables	(8.9)	(26.4)	(12.4)
Inventories	2.2	62.0	27.2
Other current assets	(1.8)	(2.1)	2.8
Accounts payable and accrued liabilities	18.1	(5.6)	(9.5)
Provisions	9.3	(6.7)	5.2
Other	(0.8)	11.4	(2.8)
Change in non-cash operating items	18.1	32.6	10.5
Changes in liabilities and equity arising from financing activities

	Mainland China Facilities	Japan Facility	Revolving Facility	Term Loan	Lease liabilities	Share capital
	$	$	$	$	$	$
March 30, 2025	—	—	(0.7)	412.0	330.8	109.6
Cash flows:
Term Loan borrowings	—	—	—	16.6	—	—
Transactions costs on financing activities	—	—	—	(5.6)	—	—
Term loan original issued discount	—	—	—	(1.0)	—	—
Principal payments on lease liabilities	—	—	—	—	(87.2)	—
Issuance of shares	—	—	—	—	—	0.5
Non-cash items:
Amortization of deferred transaction costs	—	—	0.2	1.0	—	—
Unrealized foreign exchange gain	—	—	—	(12.4)	(3.0)	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	134.0	—
Contributed surplus on share issuances (note 18)	—	—	—	—	—	4.0
March 29, 2026	—	—	(0.5)	410.6	374.6	114.1

	Mainland China Facilities	Japan Facility	Revolving Facility	Term Loan	Lease liabilities	Share capital
	$	$	$	$	$	$
March 31, 2024	—	5.4	(1.0)	392.5	330.5	104.9
Cash flows:
Japan Facility repayments	—	(5.4)	—	—	—	—
Term Loan repayments	—	—	—	(3.1)	—	—
Principal payments on lease liabilities	—	—	—	—	(85.7)	—
Issuance of shares	—	—	—	—	—	0.6
Non-cash items:
Amortization of deferred transaction costs	—	—	0.3	0.2	—	—
Unrealized foreign exchange loss	—	—	—	22.4	15.3	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	74.6	—
Derecognition on termination of lease liabilities (note 13)	—	—	—	—	(3.9)	—
Contributed surplus on share issuances (note 18)	—	—	—	—	—	4.1
March 30, 2025	—	—	(0.7)	412.0	330.8	109.6